Earnings (Loss) Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Income (Loss)	$ 73	$ (151)	$ 227	$ (504)	$ (2,231)	$ (2,461)
Weighted Average Shares	4,948,606	3,964,725	4,949,210	3,964,725
Basic income per share:	$ 0.01	$ (0.04)	$ 0.05	$ (0.13)
Weighted Average Diluted Shares	4,961,508	3,964,725	4,963,285	3,964,725
Diluted income per share	$ 0.01	$ (0.04)	$ 0.05	$ (0.13)